Operating segments	12 Months Ended
Jun. 30, 2022
Operating segments [Abstract]
Operating segments
Note 4.  Operating segments

Identification of reportable operating segments
The Group consists of a single operating segment, being the operation of building and operating data center sites for the purpose of Bitcoin mining, and reports to the CODM on the performance of the Group as a whole.

Major customers
The Group generated 100% of Bitcoin mining revenues (2021: 100%, 2020: 100%) through the provision of computing power to two Bitcoin mining pools (2021: three, 2020: two) for the year ended 30 June 2022.